                        ALLSTATE LIFE INSURANCE COMPANY
                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                  Supplement, dated December 30, 2008, to the
                       Prospectuses Dated May 1, 2008 for
                 The Putnam Allstate Advisor Variable Annuities

 This supplement amends certain disclosure contained in the above-referenced prospectus for certain variable annuity contracts issued by Allstate Life Insurance Company.

 We have received notice that the Board of Trustees ("Board") of the Putnam Variable Trust has approved the reorganization, on or about February 13, 2009, of the following Funds:

------------------------------------------------------------------------------------------
               Liquidating Fund                               Acquiring Fund
------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund - Class IB   Putnam Investors Fund - Class IB
------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund - Class IB       Putnam New Opportunities Fund - Class IB
------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB              Putnam Equity Income Fund - Class IB
------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund - Class IB  Putnam VT Vista Fund - Class IB
------------------------------------------------------------------------------------------

 If you take no action, the Liquidating Fund will merge into the Acquiring Fund on the effective date of the merger. As a result, any Contract Value in your annuity allocated to a Liquidating Fund will be automatically transferred to the corresponding Acquiring Fund at the close of business on the effective date of the merger. You will receive a confirmation of the transaction reflecting this change.

 If you wish to transfer Contract Value corresponding to any of the Liquidating Funds to any other available investment option within your annuity before the effective date of the merger, you may do so without charge and without the transfer being applied against your annual free transfers. If you take no action before the effective date of the merger, during the 60-day period after the merger you may transfer your Contract Value corresponding to an Acquiring Fund to any other available investment option within your annuity without charge and without the transfer being applied against your annual free transfers. Please refer to your prospectus or accessallstate.com for detailed information about available investment options. If you need assistance in choosing investment options, please contact your financial representative.

 If you currently have allocations made to a Liquidating Fund through automatic additions, automatic portfolio rebalancing, dollar cost averaging or systematic withdrawal programs, any future allocations will be made to the corresponding Acquiring Fund as of the effective date of the merger. If your most recent allocation instructions directed purchase payments to a Liquidating Fund, your allocation instructions will automatically be updated to direct future allocations to the corresponding Acquiring Fund as of the effective date of the merger.

      Please keep this supplement for future reference together with your prospectuses.

                        ALLSTATE LIFE INSURANCE COMPANY
                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                  Supplement, dated December 30, 2008, to the
                       Prospectuses Dated May 1, 2008 for
                     The Allstate Advisor Variable Annuity
                          Allstate Variable Annuities

 This supplement amends certain disclosure contained in the above-referenced prospectuses for certain variable annuity contracts issued by Allstate Life Insurance Company.

               Putnam VT New Value Fund - Class IB reorganization

 We have received notice that the Board of Trustees ("Board") of the Putnam Variable Trust has approved the reorganization, on or about February 13, 2009 ("Conversion Date"), of the Putnam VT New Value Fund - Class IB (the "Liquidating Fund"), into the Putnam VT Equity Income Fund - Class IB (the "Acquiring Fund"), which will be added as an investment choice to your contract as of February 13, 2009.

 If you take no action, the Liquidating Fund will merge into the Acquiring Fund on the effective date of the merger. As a result, any Contract Value in your annuity that is allocated to the Liquidating Fund will be automatically transferred to the Acquiring Fund at the close of business on the effective date of the merger. You will receive a confirmation of the transaction reflecting this change.

 If you wish to transfer Contract Value corresponding to the Liquidating Fund to any other available investment option within your annuity before the effective date of the merger, you may do so without charge and without the transfer being applied against your annual free transfers. If you take no action before the effective date of the merger, during the 60-day period after the merger you may transfer your Contract Value corresponding to the Acquiring Fund to any other available investment option within your annuity without charge and without the transfer being applied against your annual free transfers. Please refer to your prospectus or accessallstate.com for detailed information about available investment options. If you need assistance in choosing investment options, please contact your financial representative.

 If you currently have allocations made to the Liquidating Fund through automatic additions, automatic portfolio rebalancing, dollar cost averaging or systematic withdrawal programs, any future allocations will be made to the Acquiring Fund as of the effective date of the merger. If your most recent allocation instructions directed premium payments to the Liquidating Fund, your allocation instructions will automatically be updated to direct future allocations to the corresponding Acquiring Fund as of the effective date of the merger.

 Putnam Investment Management, LLC is the investment advisor for the Putnam VT Equity Income Fund - Class IB. The fund's investment objective is to seek capital growth and current income.

      Please keep this supplement for future reference together with your prospectuses.

                        ALLSTATE LIFE INSURANCE COMPANY
                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                   Supplement, dated December 30, 2008 to the
                       Prospectuses Dated May 1, 2008 for
                 The Putnam Allstate Advisor Variable Annuities
                    The Allstate Advisor Variable Annuities
                        The Allstate Variable Annuities

 This supplement should be read and retained with the prospectus for your Contract. If you would like another copy of the prospectus, please call us at 800-390-1277 (for The Putnam Allstate Advisor) or 800-457-7617 (for Allstate Advisor and Allstate Variable Annuities).

 This supplement is being issued to make a change to the "Legal Matters" section of the prospectus.

 The change is as follows:

 Under the section entitled "More Information," the subsection entitled "Legal Matters" is deleted and replaced with the following:

 LEGAL MATTERS
 All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under Illinois law, have been passed upon by Susan L. Lees, General Counsel of Allstate Life.